CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Jun. 30, 2022		25,000	835,712
Balance, amount at Jun. 30, 2022	$ 28,786,744	$ 25	$ 836	$ 35,001,949	$ (6,270,886)	$ 54,820
Amortization of common stock issuance for services	140,700	0	0	140,700	0	0
Stock based compensation, amortization of stock options	3,664,538	0	$ 0	3,664,538	0	0
Issuance of common stock for acquisition of E-Core,shares			62,370
Issuance of common stock for acquisition of E-Core,amount	6,000,000	0	$ 62	5,999,938	0	0
Issuance of common stock for interest on note payable,shares			6,700
Issuance of common stock for interest on note payable,amount	607,004	0	$ 7	606,997	0	0
Common stock issued for cash, net,shares			106,061
Common stock issued for cash, net,amount	6,127,893		$ 106	6,127,787
Net loss	(17,490,256)	$ 0	$ 0	0	(16,930,289)	(559,967)
Balance, shares at Jun. 30, 2023		25,000	1,010,843
Balance, amount at Jun. 30, 2023	27,836,623	$ 25	$ 1,011	51,541,909	(23,201,175)	(505,147)
Stock based compensation, amortization of stock options	957,095	0	0	957,095	0	0
Net loss	(23,658,438)	0	$ 0	0	(23,658,438)	0
Stock based compensation, restricted stock grant, shares			5,000
Stock based compensation, restricted stock grant amount	212,748	0	$ 5	212,743	0	0
Issuance of stock and equity for purchase of Cygnet,shares			4,505
Issuance of stock and equity for purchase of Cygnet, amount	667,873	0	$ 4	162,722		505,147
Issuance of stock for conversion of debt,shares			25,081
Issuance of stock for conversion of debt,amount	500,000	$ 0	$ 25	499,975
Balance, shares at Jun. 30, 2024		25,000	1,045,429
Balance, amount at Jun. 30, 2024	$ 6,515,901	$ 25	$ 1,045	$ 53,374,444	$ (46,859,613)	$ 0